Income taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current tax	€ (5,928)	€ (1,738)	€ (884)
Deferred tax	(3,685)	1,166	(505)
Income taxes	€ (9,613)	€ (572)	€ (1,389)